Concentration Of Risk (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Concentration Risk [Line Items]
VITAS made purchases from Enclara	$ 35,200	$ 37,700	$ 35,600
Accounts payable	39,586	43,695
Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Accounts payable	$ 2,500
Segment VITAS [Member]
Concentration Risk [Line Items]
Number of service providers | item	2
Accounts payable		$ 3,000
Sales Revenue [Member]
Concentration Risk [Line Items]
Percentage of concentration risk services represent from vendor	90.00%	90.00%	90.00%
Sales Revenue [Member] | Segment VITAS [Member]
Concentration Risk [Line Items]
Percentage of concentration risk services represent from vendor	71.00%	72.00%